Financial Instruments - Long-Term Debt (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Mar. 17, 2017	Mar. 06, 2017	Nov. 21, 2016	Jun. 03, 2016
Debt Instrument [Line Items]
Net fair value adjustments related to hedging and purchase accounting		$ (5)	$ 14
Net unamortized discounts, premiums and debt issuance costs		(11)	(12)
Total long-term debt, carried at historical proceeds, as adjusted	[1]	32,909	33,538
Current portion of long-term debt, carried at historical proceeds (not included above (1.3% and 2.4%))	[1]	$ 4,776	$ 3,546
Unsecured Debt [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.30%	2.40%	4.20%	0.23%	3.10%	2.09%
Total principal amount of long-term debt		$ 32,558	$ 32,783
Net fair value adjustments related to hedging and purchase accounting		479	872
Net unamortized discounts, premiums and debt issuance costs		(136)	(125)
Other long-term debt		7	8
Total long-term debt, carried at historical proceeds, as adjusted		32,909	33,538
Current portion of long-term debt, carried at historical proceeds (not included above (1.3% and 2.4%))		$ 4,776	3,546
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	[2]	1.30%
Total principal amount of long-term debt	[2]	$ 0	$ 4,848
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2020 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		1.20%	1.10%
Total principal amount of long-term debt		$ 1,474	$ 1,528
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.40%	3.50%
Total principal amount of long-term debt		$ 4,459	$ 3,550
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2022 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		0.30%	0.30%
Total principal amount of long-term debt		$ 1,145	$ 1,199
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2023 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.60%	4.30%
Total principal amount of long-term debt		$ 2,892	$ 1,592
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2024 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.40%	4.40%
Total principal amount of long-term debt		$ 1,500	$ 1,500
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2026-2028 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.30%	3.20%
Total principal amount of long-term debt		$ 5,718	$ 4,759
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2034 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		6.50%	6.50%
Total principal amount of long-term debt		$ 750	$ 750
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2036-2039 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		6.00%	6.20%
Total principal amount of long-term debt		$ 7,301	$ 6,636
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2040-2044 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		3.80%	3.80%
Total principal amount of long-term debt		$ 4,004	$ 4,106
Unsecured Debt [Member] | Senior Unsecured Debt, Due 2046-2048 [Member]
Debt Instrument [Line Items]
Interest rate, percentage		4.20%	4.20%
Total principal amount of long-term debt		$ 3,315	$ 2,315

[1]	Amounts may not add due to rounding.
[2]	At December 31, 2018, the debt issuances have been reclassified to the current portion of long-term debt.